Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Text Block]

INVENTORIES

Inventories consist of the following:

	December 31,
	2015	2014
Components, spare parts	4,085	4,225
Work-in-progress	676	832
Finished goods	2,118	1,591
Total gross inventories	6,879	6,648
Less: provision for slow-moving inventory	(728)	(741)
Total	6,151	5,908

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to an income of € 8 thousand for the year ended December 31, 2015, a cost of € 34 thousand for the year ended December 31, 2014, and an income of € 162 thousand for the years ended December 31, 2013, respectively.